FINANCIAL INSTRUMENTS (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
The Group [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Financial assets, at fair value	£ 58,917	£ 111,477
Financial liabilities, at fair value	28,641	75,573
Adjustments for fair value losses (gains)	533	(55)
Derivative financial liabilities carried at fair value	10,911	24,699
Adjustments for gains (losses) on change in fair value of derivatives	21	74
The Group [member] | Financial assets at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Financial liabilities, at fair value	7,085	7,812
Derivative financial assets, carried at fair value	£ 11,293	£ 24,152
The Group [member] | Bottom of range [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Expected volatility, share options granted	19.00%	9.00%
The Group [member] | Top of range [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Expected volatility, share options granted	80.00%	94.00%
The Bank [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Financial assets, at fair value	£ 59,482	£ 113,307
Financial liabilities, at fair value	32,265	79,312
Derivative financial liabilities carried at fair value	14,546	28,267
The Bank [member] | Financial assets at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Derivative financial assets, carried at fair value	15,431	26,764
Excluding Derivatives [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Financial assets, at fair value	47,624	87,325
Financial liabilities, at fair value	£ 17,730	£ 50,874
CVA [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Description of sensitivity of fair value measurement to changes in unobservable inputs, assets	The combination of a one notch deteriorationin the credit rating of derivative counterparties and a ten per cent increase in LGD increases the CVA by £41 million.
Increase (decrease) in loss given default	10.00%
Increase decrease In Valuation Adjustment	£ 41
DVA [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Description of sensitivity of fair value measurement to changes in unobservable inputs, assets	A one per cent rise in the CDS spread wouldlead to an increase in the DVA of £21 million to £37 million.
Increase (decrease) in credit default swap	1.00%
DVA [member] | Bottom of range [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Increase decrease In Valuation Adjustment	£ 21
DVA [member] | Top of range [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Increase decrease In Valuation Adjustment	£ 37
Valuation adjustment [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Description of sensitivity of fair value measurement to changes in unobservable inputs, assets	A one per cent risein interest rates would lead to a £72 million fall in the overall valuation adjustment to £104 million.
Debt Instrument, Interest Rate, Increase (Decrease)	1.00%
Valuation adjustment [member] | Bottom of range [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Increase decrease In Valuation Adjustment	£ (72)
Valuation adjustment [member] | Top of range [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Increase decrease In Valuation Adjustment	£ 104
Funding Valuation Adjustment [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Description of sensitivity of fair value measurement to changes in unobservable inputs, assets	A ten basis points increase in the cost of funds will increase the fundingvaluation adjustment by approximately £10 million.
Increase decrease In Valuation Adjustment	£ 10
Increase (decrease) in cost of funds	0.10%
Residential Mortgage Backed Securities [Member] | The Group [member] | Bottom of range [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Debt Instrument, Term	2 years
Residential Mortgage Backed Securities [Member] | The Group [member] | Top of range [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Debt Instrument, Term	5 years